CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 129,781
Gross profit	129,781
Operating expenses:
General and administrative expenses	(137,865)	(10,959)	(29,740)	(345,356)
Total operating expenses	(137,865)	(10,959)	(29,740)	(345,356)
Loss(income) from operations	(8,083)	(10,959)	(29,740)	(345,356)
Loss(income) before income taxes	(8,083)	(10,959)	(29,740)	(345,356)
Net loss(income)	(8,083)	(10,959)	(29,740)	(345,356)
Net loss(income) attributable to ordinary shareholders	$ (8,083)	$ (10,959)	$ (29,740)	$ (345,356)
Net loss per ordinary share:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	452,166,667	311,850,000	445,500,000	44,550,000